Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Operating
Net (loss) income	$ (14,273)	$ 196
Adjustments for items not involving cash:
Non-cash items	33,726	5,616
Changes in non-cash working capital:
Increase in amounts receivable	(4,770)	(320)
Increase in inventories	(6,990)	(2,838)
Decrease in prepaid and other assets	922	144
(Decrease) increase in amounts payable and accrued liabilities	(4,674)	2,450
Increase (decrease) in income tax payable	8,926	(845)
Cash provided by operating activities	12,867	4,403
Investing
Exploration and evaluation assets and expenditures	(292)	(570)
Purchase of mineral property, plant and equipment	(14,852)	(4,923)
Increase in other long-term assets	(1,132)	(125)
Cash used in investing activities	(16,276)	(5,618)
Financing
Borrowings	2,262
Financing costs paid		(378)
Proceeds from warrants exercised net of fees	19,645
Proceeds from stock options exercised	1,010
Proceeds from shares issued for cash	16
Withholding taxes on settlement of share-based payments	(872)	(219)
Lease payments	(809)	(517)
Cash provided by (used in) financing activities	21,252	(1,114)
Net increase (decrease) in cash	17,843	(2,329)
Cash and cash equivalents at beginning of the period(1)	7,770	8,331
Exchange gain/(loss) on cash and cash equivalents	413
Cash and cash equivalents at end of the period(1)	26,026	6,002
Taxes paid in cash		994
Interest paid on leases	$ 182	$ 158